Accounts Payables, Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Payables And Other Current Liabilities Text Block Abstract Abstract
Schedule of accounts payables
	December 31,
	2022	2021
	USD in thousands
NIS unlinked	2,713	461
USD	17,708	241
	20,421	702

Schedule of accrued expenses and other current liabilities
	December 31,
	2022	2021
	USD in thousands
Employees and related institutions	949	185
Government authorities	798	128
Accrued expenses	961	1,080
Other	443	139
	3,151	1,532